17. Dividends	12 Months Ended
Dec. 31, 2017
Dividends
Dividends

Pursuant to the Argentine Companies Act (Ley General de Sociedades) and the bylaws, 5% of the income for the period must be allocated to the legal reserve until such reserve reaches 20% of the capital stock.

On April 30, 2015, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 15,887. On November 20, 2015, the Shareholders’ Meeting of the Company approved the distribution of dividends in cash amounting to ARS 0.24 per share which were paid in full.

On April 29, 2016, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 67,718 and the allocation of the remaining unallocated results as of December 31, 2015 to increase the voluntary reserve by 1,286,641 in order to improve the solvency of the Company.

On October 21, 2016, the Shareholders’ Meeting of the Company approved the distribution of dividends in cash amounting to ARS 7.4 per share which were paid on November 7, 2016.

On December 16, 2016, the Shareholders’ Meeting of the Company approved the reversal of the voluntary reserve for 1,324,769, the capitalization of the reversed funds through the payment of a dividend in shares, the increase of the Company’s capital stock and the issue and distribution of 1,324,769,474 non-endorsable registered shares (fully paid-in). On February 8, 2017, the new shares of the Company were issued.

On April 28, 2017, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 88,182 and the allocation of the remaining unallocated results as of December 31, 2016 to increase the voluntary reserve by 1,668,869 in order to improve the solvency of the Company.

On August 15, 2017, the Shareholders’ Meeting of the Company approved the distribution of dividends in cash amounting to ARS 0.85 per share which were paid on August 30, 2017.